CONDENSED FINANCIAL INFORMATION (Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income
Other interest income	$ 21				$ 27					$ 101	$ 123	$ 93
Total interest income	10,988	10,965	11,123	11,031	11,003	10,865	11,148	11,071	11,027	44,122	44,111	45,506
Expenses
Interest expense	1,464				1,576					6,214	7,377	9,356
Income tax benefit	1,276				1,178					4,014	4,006	3,416
Net income	3,825	3,611	3,434	3,175	3,588	3,234	3,441	3,324	3,516	13,808	13,515	11,862
First Citizens Bancshares, Inc. [Member]
Income
Dividend from subsidiary										5,185	4,825
Other interest income										6	7
Total interest income										5,191	4,832
Expenses
Interest expense										214	236
Other expenses										177	247
Total expenses										391	483
Income before income taxes and equity in undistributed net income of bank subsidiary										4,800	4,349
Income tax benefit										(143)	(113)
Net income before equity in undistributed net income of bank subsidiary										4,943	4,462
Equity in undistributed net income of bank subsidiary										8,865	9,053
Net income										$ 13,808	$ 13,515